Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful life
Land use right	32 - 50 years
Licensed software	5 years

Schedule of Disaggregated Information of Revenues by Services	Disaggregated information of revenues by services:
	Six Months Ended June 30,
	2023	2022

Revenues:
Transportation	$173,989	$154,614
Warehouse storage management service	9,315	10,591
Others	1,667	1,333
Total revenues	$184,971	166,538

Schedule of Disaggregated Information of Revenues by Geographic Locations	The Company’s operations are primarily based in the PRC, where the Company derived a substantial portion of revenues. Disaggregated information of revenues by geographic locations are as follows:
	Six Months Ended June 30,
	2023	2022

Fujian	$115,246	$95,174
Beijing	14,189	15,701
Sichuan	9,986	7,683
Zhejiang	7,646	8,011
Shandong	7,410	6,295
Others	30,494	33,674
Total	$184,971	166,538